UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22210
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Partners Group Private Equity, LLC
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(Exact name of registrant as specified in charter)

450 Lexington Ave, 39th Floor
New York, NY 10017
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(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
450 Lexington Ave, 39th Floor
New York, NY 10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 763-4700
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Date of fiscal year end: March 31
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Date of reporting period: December 31, 2010
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity, LLC

Schedule of Investments - December 31, 2010 (unaudited)

Partners Group Private Equity, LLC (1)

Investment in Partners Group Private Equity (Master Fund), LLC, at value - 100.23% (Cost $57,559,169)	$63,169,582
Other Assets and Liabilities - (0.23)%	(147,145)
Net Assets - 100%	$63,022,437

(1)	Invests the majority of its assets in Partners Group Private Equity (Master Fund), LLC The Schedule of Investments of Partners Group Private Equity (Master Fund), LLC is included below.

Partners Group Private Equity (Master Fund), LLC

Schedule of Investments - December 31, 2010 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY - NET ASSETS

Percentages are as follows:
Direct Investments (32.97%)
Primary Investments (0.90%)
Secondary Investments (30.71%)
Short-Term Investments (33.83%)

Private Equity Investments (64.58%)	Geographic Region a	Fair Value
Direct Investments (32.97%)
AcadeMedia AB c	Western Europe	$3,479,875
ATX Networks Corp. c	North America	1,007,150
Bausch & Lomb, Inc. c	North America	2,988,750
Clorox Global AutoCare c	North America	2,300,000
Collins Foods Group c	Asia - Pacific	3,361,505
Global Tel*Link c	North America	4,000,000
Grupo Santillana c	South America	641,759
Harrington Group, Inc. c	North America	2,376,354
Kaffee Partner AG c	Western Europe	1,215,849
Kellermeyer Building Services c	North America	1,381,806
Learning Care Group c	North America	2,805,721
KLFS Holdings, L.P. c	North America	1,700,000
MultiPlan Holdings, Inc. c	North America	2,500,000
Newcastle Coal Infrastructure Group c	Asia - Pacific	2,597,300
Spring Topco Limited c	North America	3,455,828
ServiceMaster c	North America	2,891,282
Surgery Partners c	North America	436,174
The Ambea Group c	Western Europe	613,007
Univar, Inc. c	North America	2,408,210
Total Direct Investments (32.97%)		42,160,570

Primary Investments (0.90%)
Avista Capital Partners II, LP b, c	North America	$1,151,004
Total Primary Investments (0.90%)		1,151,004

Secondary Investments (30.71%)
3i Europartners Vb, LP b, c	Western Europe	$753,418
Advent International GPE VI, LP b, c	Western Europe	1,385,241
Apollo Investment Fund IV, LP b, c	North America	200,277
Apollo Investment Fund VI, LP b, c	North America	1,180,610
Apollo Investment Fund VII, LP b, c	North America	857,779
Apollo Overseas Partners (Delaware) VII, LP b, c	North America	353,121
Ares Corporate Opportunities Fund III, LP b, c	North America	216,526
Baring Asia Private Equity Fund IV, LP b, c	Asia - Pacific	542,899
Blackstone Capital Partners V, LP b, c	North America	3,849,062
Blackstone Capital Partners V-S, LP b, c	North America	382,283
Candover 2001 Fund UK No. 2, LP b, c	Western Europe	314,878
Candover 2005 Fund, LP b, c	Western Europe	573,565
Carlyle Partners IV, LP b, c	North America	3,966,218
Carlyle Partners V, LP b, c	North America	3,586,346
Citigroup Venture Capital International Growth Offshore I, LP b, c	Asia - Pacific	171,040
Citigroup Venture Capital International Growth Offshore II, LP b, c	Asia - Pacific	132,774
Citigroup Venture International Growth Partnership II, LP b, c	North America	492,419
CVC European Equity Partners IV Tandem Fund, LP b, c	Western Europe	1,027,763
CVC European Equity Partners V, LP b, c	Western Europe	1,199,950
Duke Street Capital V, LP b, c	Western Europe	71,576
Duke Street Capital VI, LP b, c	Western Europe	534,940
Fourth Cinven Fund, LP b, c	Western Europe	697,739
Green Equity Investors Side V, LP b, c	North America	1,448,836
H.I.G Bayside Debt & LBO Fund II, LP b, c	North America	663,807
Highstar Capital III, LP b, c	North America	2,140,476
Irving Place Capital Partners II, LP b, c	North America	152,022
Irving Place Capital Partners III, LP b, c	North America	1,010,676
KKR European Fund III, LP b, c	Western Europe	1,298,098
Montagu III, LP b, c	Western Europe	321,776
Palladium Equity Partners III, LP b, c	North America	517,680
Silver Lake Partners III, LP b, c	North America	3,546,429
Silver Lake Sumeru Fund, LP b, c	North America	310,619
Thomas H. Lee Parallel Fund VI, LP c	North America	1,666,394
TPG Partners VI, LP b, c	North America	183,973
Warburg Pincus Private Equity IX, LP b, c	North America	1,321,465
Warburg Pincus Private Equity X, LP b, c	North America	2,206,686
Total Secondary Investments (30.71%)		39,279,361

Total Private Equity Investments (Cost $71,724,189) (64.58%)		82,590,935

Short-Term Investments (33.83%)
Money Markets (10.37%)

UMB Bank Money Market Fiduciary		13,256,241
Total Money Markets (10.37%)		13,256,241

U.S. Government Treasury Obligations (23.46%)

U.S. Treasury Bill, 0.12%, 1/6/2011 d		9,999,830
U.S. Treasury Bill, 0.10%, 2/3/2011 d		9,999,083
U.S. Treasury Bill, 0.10%, 2/17/2011 d		9,998,694
Total U.S. Government Treasury Obligations (23.46%)		29,997,607

Total Short-Term Investments (Cost $43,253,848) (33.83%)		43,253,848

Total Investments (Cost $114,978,037) (98.41%)		125,844,783

Other Assets in Excess of Liabilities (1.59%)		2,036,560

Members' Equity (100.00%)		$127,881,343

a  Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.
b   Non-income producing.
c  Investments are issued in private placement transactions and as such are restricted as to resale.
d  Each issue shows the rate of the discount at the time of purchase.

Total cost and fair value of restricted portfolio funds as of December 31, 2010 was $71,724,189 and $82,590,935, respectively.

The accompanying notes are an integral part of the Schedule of Investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements. As required by Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.  Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•     Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date.  The type of investment included in Level I include marketable securities that are primarily traded on a securities exchange or over-the-counter.   The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day.  As required by ASC 820-10, the Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•     Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level I pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data.  Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities.  The fair value of legally restricted equity securities is generally may be discounted depending on the likely impact of the restrictions on liquidity and Adviser’s estimates.

•     Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value require significant management judgment or estimation.  Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded.  The fair value for investment using Level 3 pricing inputs are based on Adviser’s estimates which consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to EBITDA or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. When the inputs used to measure fair value may fall into different levels of the fair value hierarchy, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Due to the inherent uncertainty of valuations, estimates values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments	Level 1	Level 2*	Level 3	Total
Direct Investments	$-	$-	$42,160,570	$42,160,570
Primary Investments	-	-	1,151,004	1,151,004
Secondary Investments	-	-	39,279,361	39,279,361
Short-Term Investments	13,256,241	29,997,607	-	43,253,848
Total	$13,256,241	$29,997,607	$82,590,935	$125,844,783

* Level 2 Investments include U.S. Treasury Bills valued at amortized cost.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct	Primary	Secondary
	Investments	Investments	Investments	Total
Balance as of April 1, 2010	$994,968	$-	$3,804,627	$4,799,595
Realized gain (loss)	-	-	-	-
Net change in unrealized appreciation/depreciation	2,198,125	345,699	6,773,207	9,317,031
Net purchases (sales)	38,967,477	805,305	28,701,527	68,474,309
Net transfers in or out of Level 3	-	-	-	-
Balance as of December 31, 2010	$42,160,570	$1,151,004	$39,279,361	$82,590,935

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant's disclosure controls and  procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant's  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Partners Group Private Equity, LLC

By (Signature and Title)*    /s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date         March 1, 2011

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date         March 1, 2011

By (Signature and Title)*    /s/ Robert Collins
Robert Collins, Chief Financial Officer
(Principal Financial Officer)

Date         March 1, 2011

* Print the name and title of each signing officer under his or her signature.